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                          TRAVELERS INSURANCE COMPANY
               THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE
                    THE TRAVELERS LIFE AND ANNUITY COMPANY
             THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE

               SUPPLEMENT DATED MARCH 1, 2006 TO THE PROSPECTUS
                     DATED MAY 2, 2005 (AS SUPPLEMENTED):

                                  MARKETLIFE
                                 VARIABLE LIFE
                     VARIABLE SURVIVORSHIP LIFE INSURANCE
                    VARIABLE SURVIVORSHIP LIFE INSURANCE II
                           VARIABLE LIFE ACCUMULATOR
                     VARIABLE LIFE ACCUMULATOR - SERIES 2
                     VARIABLE LIFE ACCUMULATOR - SERIES 3

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable life insurance policy prospectus. Please retain this supplement and keep it with the prospectus for future reference.

INVESTMENT OPTIONS

Effective February 6, 2006, the Scudder Investment VIT Funds changed its name to DWS Investment VIT Funds and the Funds listed below (in which the Investment Options invest) also changed their names. Therefore, all references in the Prospectuses to the current names are hereby deleted and replaced with the corresponding new names. Certain documents or information you may have received about your Policy may continue to reflect the old name until such time as updates are made.

                CURRENT NAME                            NEW NAME
Scudder VIT Small Cap Index Fund              DWS Small Cap Index VIP

Effective March 1, 2006, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable life policy prospectuses listed above.

UNDERLYING FUND FEES AND EXPENSES

The information in the table below replaces the disclosure regarding the Smith Barney Large Capitalization Growth Portfolio of the Travelers Series Fund, Inc. contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for the portfolio.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                    DISTRIBUTION
                                                       AND/OR               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                      SERVICE              ANNUAL    WAIVER AND/OR   ANNUAL
                                         MANAGEMENT   (12B-1)     OTHER   OPERATING     EXPENSE     OPERATING
UNDERLYING FUND:                            FEE         FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
----------------                         ---------- ------------ -------- --------- --------------- ---------
TRAVELERS SERIES FUND, INC.
Smith Barney Large Capitalization
  Growth Portfolio......................    0.75%        --        0.04%    0.79%         --          0.79%

L-24619